American Funds Growth Portfolio (SM)
American Funds Growth Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Growth Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	0.25%	none	0.14%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.16%	0.18%	0.16%	0.18%	0.18%	0.26%	0.27%	0.26%	0.23%	0.26%	0.17%	0.41%	0.24%	0.15%	0.12%	0.10%
Acquired (underlying) fund fees and expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total annual fund operating expenses	0.94%	1.73%	1.71%	0.98%	0.73%	0.95%	1.82%	1.81%	1.28%	0.81%	1.72%	1.71%	1.29%	0.95%	0.67%	0.65%
Fee waiver3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.84%	1.63%	1.61%	0.88%	0.63%	0.85%	1.72%	1.71%	1.18%	0.71%	1.62%	1.61%	1.19%	0.85%	0.57%	0.55%

Example
Expense Example American Funds Growth Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	656	848	1,056	1,655
Class B	666	935	1,129	1,823
Class C	264	529	919	2,011
Class F-1	90	302	532	1,192
Class F-2	64	223	396	897
Class 529-A	677	890	1,119	1,769
Class 529-B	695	1,001	1,233	2,000
Class 529-C	294	598	1,027	2,216
Class 529-E	140	435	750	1,638
Class 529-F-1	92	288	498	1,097
Class R-1	165	532	924	2,022
Class R-2	164	529	919	2,011
Class R-3	121	399	698	1,548
Class R-4	87	293	516	1,157
Class R-5	58	204	363	825
Class R-6	56	198	352	801

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Growth Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	166	535	929	1,823
Class C	164	529	919	2,011
Class 529-B	195	601	1,033	2,000
Class 529-C	194	598	1,027	2,216